Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents.
Cash and cash equivalents	€ 88,847	€ 87,141	€ 111,950	€ 74,792	€ 82,464	€ 105,580